Accounts Receivable, Net (Details) - Schedule of Accounts Receivable , Net - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Accounts Receivable, Net (Details) - Schedule of Accounts Receivable , Net [Line Items]
Less: allowance for credit losses	¥ (59)	¥ (13)
Accounts receivable, net	12,251	1,937
Enterprise services [Member]
Accounts Receivable, Net (Details) - Schedule of Accounts Receivable , Net [Line Items]
Accounts receivable	12,219	1,305
Others [Member]
Accounts Receivable, Net (Details) - Schedule of Accounts Receivable , Net [Line Items]
Accounts receivable	¥ 91	¥ 645